Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Voyage revenues (note 9a)	$ 100,904	$ 99,241	$ 202,084	$ 195,012
Voyage expenses	(996)	(542)	(2,433)	(999)
Vessel operating expenses (note 9a)	(26,001)	(22,412)	(49,389)	(44,265)
Depreciation and amortization	(26,794)	(22,869)	(52,914)	(46,480)
General and administrative expenses (notes 9a, 9e and 13)	(4,642)	(5,864)	(8,799)	(11,292)
Write-down and loss on sale of vessels (notes 14a and 14c)	(12,600)	0	(12,600)	(27,439)
Income (loss) from vessel operations	29,871	47,554	75,949	64,537
Equity (loss) income	(507)	29,567	5,380	39,065
Interest expense (notes 7 and 10)	(20,525)	(13,269)	(37,513)	(27,266)
Interest income	579	545	1,433	1,147
Realized and unrealized loss on non-designated derivative instruments (note 10)	(7,384)	(17,321)	(6,197)	(55,410)
Foreign currency exchange loss (notes 7 and 10)	(15,825)	(525)	(19,393)	(10,643)
Other income	390	407	781	826
Net (loss) income before income tax expense	(13,401)	46,958	20,440	12,256
Income tax expense (note 8)	(236)	(252)	(393)	(513)
Net (loss) income	(13,637)	46,706	20,047	11,743
Non-controlling interest in net (loss) income	2,436	3,635	7,063	5,810
Preferred unitholders' interest in net (loss) income	2,813	0	5,625	0
General Partner’s interest in net (loss) income	(378)	862	147	119
Limited partners’ interest in net (loss) income	$ (18,508)	$ 42,209	$ 7,212	$ 5,814
Limited partners’ interest in net (loss) income per common unit: (note 12)
• Basic (usd per unit)	$ (0.23)	$ 0.53	$ 0.09	$ 0.07
• Diluted (usd per unit)	$ (0.23)	$ 0.53	$ 0.09	$ 0.07
Weighted-average number of common units outstanding:
• Basic (units)	79,626,819	79,571,820	79,608,587	79,564,846
• Diluted (units)	79,626,819	79,695,804	79,741,256	79,640,818
Cash distributions declared per common unit (usd per unit)	$ 0.14	$ 0.14	$ 0.28	$ 0.28